                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           U.S. GOVERNMENT ZERO COUPON BOND
                           SERIES 3 AND 8
                           UNIT INVESTMENT TRUSTS

                           -  PORTFOLIOS OF STRIPPED U.S. TREASURY SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - INVESTMENT ALTERNATIVES FOR EMPLOYEE BENEFIT PLANS ESTABLISHED BY MERRILL LYNCH & CO., INC. AND AFFILIATES

                           -----------------------------------------------------
                           The Securities and Exchange Commission has not
SPONSOR:                   approved or disapproved these Securities or passed
MERRILL LYNCH,             upon the adequacy of this prospectus. Any
PIERCE, FENNER & SMITH     representation to the contrary is a criminal offense.
INCORPORATED               Prospectus dated July 18, 2003.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 2003.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Distributions at Maturity.......................    6
  Records and Reports.............................    6
The Risks You Face................................    6
  Interest Rate Risk..............................    6
Selling Units.....................................    6
  Selling Units to the Trustee....................    6
How The Trusts Work...............................    7
  Pricing.........................................    7
  Evaluations.....................................    7
  Income..........................................    7
  Expenses........................................    7
  Portfolio Changes...............................    7
  Termination.....................................    8
  No Certificates.................................    8
  Trust Indenture.................................    8
  Legal Opinion...................................    9
  Auditors........................................    9
  Sponsor.........................................    9
  Trustee.........................................    9
  Code of Ethics..................................    9
Taxes.............................................    9
Supplemental Information..........................   10
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT ARE THE TRUSTS' OBJECTIVES?
   Each Series seeks safety of capital and a high yield to maturity by investing in fixed portfolios consisting primarily of stripped U.S. Treasury securities. Each Trust also holds a Treasury note for income to pay Trust expenses.

   Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. and its affiliates--the Plans--as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term "you" in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations issued directly by the U.S. Treasury. They do not pay interest periodically, and are priced at a deep discount from face amount. This discount is your investment return. Stripped securities pay a fixed amount of principal at maturity.

 3. WHAT IS THE INVESTMENT STRATEGY?
 - Each Series consists of one or more separate Trusts, each designated by the year in which its stripped Treasury security matures. Each Trust also holds an interest-bearing Treasury note for income to pay Trust expenses. Return would vary if the trust is terminated early--see 4 below. Each Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.

 - The securities in each Trust, BUT NOT THE TRUSTS OR THE UNITS, are backed by the full faith and credit of the United States.

 - For each 10 units held until maturity of a Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.

 - 100% of each Trust consists of U. S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN A TRUST. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the price of your units.

 - As each Portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the time to maturity is longer.

 - If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also of units, varies with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate these Trusts. Such termination would result in sale of the Treasury securities before maturity and recognition of gains or losses.

 5. ARE THE TRUSTS APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.

   The Trusts are NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. ARE THE TRUSTS MANAGED?
   Unlike mutual funds, the Trusts are not managed and securities are not sold because of market changes.
 7. HOW DO I BUY UNITS?
   The Plan buys units from the Trustee. There is no minimum investment.

   Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the unit, to the unit price.

   An Adjustment Factor is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

 8. HOW DO I SELL UNITS?
   A plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. Significant amounts of income are attributed to holders (including the Plans) for tax purposes annually as original issue discount is accrued on the stripped Treasury securities.
   However, the Plans are exempt from Federal income tax.

10. WHAT ARE THE TRUSTS' FEES AND EXPENSES?
   The tables below show the costs and expenses the Plans may pay, directly or indirectly, when they invest in a Trust.

   There is no sales fee (load) on purchases, but income on units is subject to the Sponsor's administrative fee; this reimburses the Sponsor for its direct costs (without profit) in administering the Trusts.

                                      2004    2009    2014
                                     TRUST   TRUST   TRUST
                                     -----   -----   -----
Maximum Sponsor's Administrative
Fee per 10 units on units held to
maturity                              $1.42   $6.01   $4.72
As % of Unit Price
(on March 31, 2003)                    0.14%   0.73%   0.75%

   ESTIMATED ANNUAL TRUST OPERATING

   EXPENSES PER 10 UNITS

Trustee Fee                          $0.50  $0.50  $0.50
Sponsor's Administrative
Fee                                  $0.46  $0.74  $0.36
Other Operating Expenses             $0.25  $0.14  $0.13
                                     -----  -----  -----
TOTAL                                $1.21  $1.38  $0.99

11. WHAT IS THE PRICE OF A UNIT?
   Unit price is based on the net asset value of the Trust plus the adjustment factor shown below. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the securities at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.

   UNIT OFFER PRICE PER 10 UNITS
   (AS OF MARCH 31, 2003)

                                      2004     2009     2014
                                      TRUST    TRUST    TRUST
                                      -----    -----    -----
Net Asset Value                      $995.18  $826.82  $625.21
Adjustment Factor                       1.09     1.49     1.56
                                     -------  -------  -------
Offer Price                          $996.27  $828.31  $626.77

12. WHAT IS THE EXPECTED RETURN?
   The Estimated Yield to Maturity represents the annual percentage return to you, based on amortization of discount, compounded semi-annually, divided by Unit Offer Price.

   It assumes that interest income from the Treasury note will equal expenses.

   ESTIMATED YIELD TO MATURITY
   (AS OF MARCH 31, 2003)

                                      2004     2009     2014
                                      TRUST    TRUST    TRUST
                                      -----    -----    -----
                                       .333%   3.101%   4.245%

   Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.

   If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

   The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS AT MATURITY

Each Trust normally holds any net income and principal received until the stripped Treasury security matures. Although no distributions of income are expected, the Trustee may distribute any available balances in the Income and Capital Account in June or December of any year, as instructed by the Sponsor.

RECORDS AND REPORTS

You will receive:

- an annual report on Trust activity; and
- (for direct holders only) annual tax information. THIS IS ALSO SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Trusts.

You may inspect records of Trust transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the securities, net accrued interest, cash and any other Trust assets;
  - SUBTRACTING accrued but unpaid Trust expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Trust liabilities;
  - DIVIDING the result by the number of outstanding units; and
  - deducting the adjustment factor per unit.

Your net asset value when you sell may be more or less than your cost because of market movements and changes in the portfolio.

SELLING UNITS TO THE TRUSTEE

The account holder can sell units to the Trustee at any time.

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the request. Contact the Trustee for additional information.

If a Trust does not have cash available to pay you for units received, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size of the Trust.

There could be a delay in paying for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE TRUSTS WORK

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after the purchase date of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current prices for the securities or comparable security.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semiannually. It also benefits when it holds cash for the Trusts in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Trusts' operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect the Trusts and other legal fees and expenses;
  - termination expenses and any governmental charges.

The Sponsor is paid an administrative fee to reimburse it for certain direct expenses. The Sponsor will not collect the administrative fee on units held by any Plan at any time when it has no reimbursable expenses. The Trusts also pay the Evaluator's fees.

If Trust expenses exceed initial estimates, the Trust will owe the excess. The Trustee has a lien on Trust assets to secure reimbursement of Trust expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

TERMINATION

Each Trust terminates following the stated maturity or sale of the last security in the portfolio. A Trust may also terminate earlier with the consent of investors holding 51% of the units. We may decide to terminate a Trust early if total assets of the Trust are less than 40% of the face amount of securities deposited.

When a Trust is about to terminate direct holders will receive a notice, and they will be unable to sell units of the Trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

No Certificates will be issued for units. The Trustee will credit your account with the number of your units.

TRUST INDENTURE

Each Trust is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest a Trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York,101 Barclay Street--17W, New York, New York 10286, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each stripped zero coupon bond in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest. However, because the Plans are exempt from tax under Section 501(a) of the Internal Revenue Code of 1986, as amended, neither the Plans nor any participating employees of the Plans will be currently taxed on original issue discount from the Fund while units are held by the Plans.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Trusts by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in a Trust's portfolio and general information about the structure and Trusts. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 3:

We have audited the accompanying statement of condition of the 2009 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, including the portfolio, as of March 31, 2003 and the related statements of operations, changes in net assets and financial highlights for the years ended March 31, 2003, 2002 and 2001. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2003, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 at March 31, 2003 and the results of its operations and changes in its net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 12, 2003

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES  - 3

STATEMENT OF CONDITION
AS OF MARCH 31, 2003


                                                                            2009
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $72,158,661) (Note 1)                                          $83,392,519
  Accrued interest receivable                                                 52,553
  Receivable for units created                                                   685
  Cash                                                                       314,630

            Total trust property                                          83,760,387

LESS LIABILITIES:
  Redemptions payable                                                    $    23,509
  Accrued expenses                                                           508,809
                                                                             532,318

NET ASSETS (Note 2)                                                      $83,228,069

UNITS OUTSTANDING                                                      1,009,156.988

UNIT VALUE                                                                    $82.47



                              See Notes to Financial Statements.
































                                                                             D-2

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF OPERATIONS


                                                                      2009 TRUST

                                                             Years Ended March 31,
                                                           2003       2002         2001
INVESTMENT INCOME:
  Interest income                                     $   142,840  $  148,648   $   149,705
  Accretion of original issue discount                  4,098,942   4,029,805     3,932,956
  Trustees' fees and expenses                             (51,737)    (53,595)      (54,132)
  Sponsors' fees                                          (47,598)    (49,308)      (49,801)

  Net investment income                                 4,142,447   4,075,550     3,978,728

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss) on securities sold or
    redeemed                                              843,959     261,510      (108,548)
  Unrealized appreciation (depreciation) of
    investments                                         9,614,849  (3,324,454)    7,202,762

  Net realized and unrealized gain (loss) on
    investments                                        10,458,808  (3,062,944)    7,094,214

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $14,601,255  $1,012,606   $11,072,942

                              See Notes to Financial Statements.
































                                                                             D-3

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      2009 TRUST

                                                            Years Ended March 31,
                                                      2003          2002          2001

OPERATIONS:
  Net investment income                           $ 4,142,447    $ 4,075,550    $ 3,978,728
  Realized gain (loss) on securities sold or
    redeemed                                          843,959        261,510       (108,548)
  Unrealized appreciation (depreciation) of
    investments                                     9,614,849     (3,324,454)     7,202,762

  Net increase in net assets
    resulting from operations                      14,601,255      1,012,606     11,072,942

INCOME DISTRIBUTIONS                                                               (297,338)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                     12,259,668     10,992,015     12,535,094
  Redemptions of units                            (15,316,775)   (13,324,405)   (14,760,927)

  Net capital share transactions                   (3,057,107)    (2,332,390)    (2,225,833)

NET INCREASE (DECREASE) IN NET ASSETS              11,544,148     (1,319,784)     8,549,771

NET ASSETS AT BEGINNING OF YEAR                    71,683,921     73,003,705     64,453,934

NET ASSETS AT END OF YEAR                         $83,228,069    $71,683,921    $73,003,705

PER UNIT:
  Net asset value at end of year                       $82.47         $68.48         $67.64

  Income distribution                                                                  $.28

TRUST UNITS OUTSTANDING AT END OF YEAR          1,009,156.988  1,046,737.292  1,079,265.355


                              See Notes to Financial Statements.





















                                                                             D-4

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in this Prospectus).

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

(c) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 2003

     2009 TRUST

       Cost of 1,009,156.988 units at Dates of Deposit              $40,381,998
       Redemption of units - Net cost of 4,007,111.568 units
         redeemed less redemption amounts                            (5,732,719)
       Realized gain on securities sold or redeemed                  16,006,574
       Unrealized appreciation of investments                        11,233,858
       Net capital applicable to Holders                             61,889,711
       Undistributed net investment income - accretion of
         original issue discount ($21,612,908) less excess
         ($274,550) of fees and expenses over interest income        21,338,358

       Net assets                                                   $83,228,069

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS


3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trust as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 2003   March 31, 2002    March 31, 2001

       2009              158,931.313      159,184.628       198,594.020

     Units were redeemed as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 2003   March 31, 2002    March 31, 2001

       2009              196,511.617      191,712.691       238,684.537

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2003, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3
2009 TRUST

6. FINANCIAL HIGHLIGHTS

Years Ended March 31, 2003

                                                2003         2002       2001

Per Unit Operating Performance:
  Net asset value, beginning of period      $68.48      $67.64      $57.58

Income from investment operations
  Net investment income                       4.00        3.79        3.66

Net realized and unrealized gain
  (loss) on investments                      10.11       (2.85)       6.53

Total from investment operations             14.11        0.94       10.19

Less distributions                                                   (0.28)

Net capital share transactions               (0.12)     (0.10)        0.15

Net asset value, end of period              $82.47      $68.48      $67.64

Total Return                                 18.22%       1.36%      16.51%

Ratio to Average Net Assets:
  Expense                                     0.12%       0.14%       0.16%

  Net investment income                       5.17%       5.49%       5.93%


                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

PORTFOLIO
AS OF MARCH 31, 2003


           Portfolio No. and Title                  Interest                    Face         Adjusted
                of Securities                        Rates     Maturities      Amount        Cost(1)        Value(1)

2009 TRUST

  1  Stripped Treasury Notes Securities (2)         0.000%    5/15/09      $ 99,876,000    $70,423,824    $81,735,222
  2  U.S. Treasury Bonds                             9.125    5/15/09(3)      1,524,498      1,734,837      1,657,297

     Total                                                                 $101,400,498    $72,158,661    $83,392,519

(1)   See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.
(3)   Callable beginning 5/15/04 at par.

















































DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders

  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 8:

We have audited the accompanying statements of condition of the 2004 Trust and the 2014 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8, including the portfolios, as of March 31, 2003 and the related statements of operations and of changes in net assets for the years ended March 31, 2003, 2002 and 2001. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2003, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 8 at March 31, 2003 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 12, 2003
                                       D-1

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF CONDITION
AS OF MARCH 31, 2003


                                                                            2004
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $32,632,454) (Note 1)                                          $33,785,155
  Accrued interest receivable                                                 15,625

            Total trust property                                          33,800,780

LESS LIABILITIES:
  Advance from Trustee                                                   $    57,039
  Redemptions payable                                                            236
  Accrued expenses                                                            18,033
  Other liabilities (Note 6)                                                  46,250
                                                                             121,558

NET ASSETS (Note 2)                                                      $33,679,222

UNITS OUTSTANDING                                                        338,540.477

UNIT VALUE                                                                    $99.48


                                                                            2014
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $21,250,428) (Note 1)                                          $23,814,181
  Receivable for securities sold                                             578,773
  Receivable for units created                                                 3,039
  Accrued interest receivable                                                 14,718

            Total trust property                                          24,410,711

LESS LIABILITIES:
  Advance from Trustee                                                      $559,558
  Redemptions payable                                                          6,545
  Accrued expenses                                                            31,490
  Other liabilities (Note 6)                                                  71,500
                                                                             669,093

NET ASSETS (Note 2)                                                      $23,741,618

UNITS OUTSTANDING                                                        380,461.557

UNIT VALUE                                                                    $62.40



                              See Notes to Financial Statements.









DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

STATEMENTS OF OPERATIONS


                                                          Years Ended March 31,
2004 TRUST                                           2003          2002         2001

INVESTMENT INCOME:
  Interest income                                 $   38,329    $   31,359   $   27,154
  Accretion of original issue discount             1,345,055     1,191,915    1,048,215
  Trustees' fees and expenses                        (15,800)      (12,819)     (11,221)
  Sponsors' fees                                     (14,499)      (11,794)     (10,324)
  Organizational expenses                               (250)      (11,500)     (11,500)

  Net investment income                            1,352,835     1,187,161    1,042,324

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed                                  59,956       109,661       62,797
  Unrealized appreciation (depreciation) of
    investments                                      462,978       (70,025)   1,172,547

  Net realized and unrealized gain (loss)
    on investments                                   522,934        39,636    1,235,344

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $1,875,769    $1,226,797   $2,277,668


                                                          Years Ended March 31,
2014 TRUST                                           2003          2002         2001

INVESTMENT INCOME:
  Interest income                                 $   39,750    $   44,999   $   60,094
  Accretion of original issue discount             1,283,515     1,338,275    1,837,498
  Trustees' fees and expenses                        (19,890)      (22,563)     (29,914)
  Sponsors' fees                                     (18,299)      (20,758)     (27,521)
  Organizational expenses                                          (17,500)     (18,000)

  Net investment income                            1,285,076     1,322,453    1,822,157

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Realized gain (loss) on securities
      sold or redeemed                               512,820       147,616     (620,906)
    Unrealized appreciation (depreciation)
      of investments                               3,442,861    (1,681,584)   3,009,893

    Net realized and unrealized gain (loss)
      on investments                               3,955,681    (1,533,968)   2,388,987

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $5,240,757    $ (211,515)  $4,211,144


                              See Notes to Financial Statements.






DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                          Years Ended March 31,
                                                     2003          2002         2001

OPERATIONS:
  Net investment income                          $ 1,352,835   $ 1,187,161  $ 1,042,324
  Realized gain (loss) on securities
    sold or redeemed                                  59,956       109,661       62,797
  Unrealized appreciation (depreciation) of
    investments                                      462,978       (70,025)   1,172,547

  Net increase in net assets resulting
    from operations                                1,875,769     1,226,797    2,277,668

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                    14,504,621    11,108,829   11,990,704
  Redemptions of units                            (7,215,568)  (8,813,346)  (7,800,185)

  Net capital share transactions                   7,289,053     2,295,483    4,190,519

NET INCREASE IN NET ASSETS                         9,164,822     3,522,280    6,468,187

NET ASSETS AT BEGINNING OF YEAR                   24,514,400    20,992,120   14,523,933

NET ASSETS AT END OF YEAR                        $33,679,222   $24,514,400  $20,992,120

PER UNIT:
  Net asset value at end of year.                     $99.48        $93.12       $88.10

TRUST UNITS OUTSTANDING AT END
  OF YEAR                                        338,540.477   263,259.533  238,265.392


                              See Notes to Financial Statements.

























DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2014 TRUST

STATEMENTS OF CHANGES IN NET ASSETS


                                                          Years Ended March 31,
                                                   2003            2002         2001
OPERATIONS:
  Net investment income                        $ 1,285,076     $ 1,322,453   $ 1,822,157
  Realized gain (loss) on securities sold
    or redeemed                                    512,820         147,616      (620,906)
  Unrealized appreciation (depreciation)
    of investments                               3,442,861      (1,681,584)    3,009,893

  Net increase (decrease) in net assets
    resulting from operations                    5,240,757        (211,515)    4,211,144

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                  13,158,188      13,483,307    10,164,279
  Redemptions of units                         (16,130,437)    (15,878,553)  (20,679,195)

  Net capital share transactions                (2,972,249)    (2,395,246)   (10,514,916)

NET INCREASE (DECREASE) IN NET ASSETS            2,268,508      (2,606,761)   (6,303,772)

NET ASSETS AT BEGINNING OF YEAR                 21,473,110      24,079,871    30,383,643

NET ASSETS AT END OF YEAR                      $23,741,618     $21,473,110   $24,079,871

PER UNIT:
  Net asset value at end of year          .         $62.40          $49.38        $50.07

TRUST UNITS OUTSTANDING AT END OF YEAR          380,461.557     434,815.622   480,949.521


                              See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 2004 and 2014 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in this Prospectus).

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

(c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 2003

     2004 TRUST

       Cost of 338,540.477 units at Dates of Deposit                $28,702,140
       Redemption of units - Net cost of 362,771.783 units
         redeemed less redemption amounts                               268,786
       Realized gain on securities sold or redeemed                     202,512
       Unrealized appreciation of investments                         1,152,702
       Net capital applicable to Holders                             30,326,140
       Undistributed net investment income - accretion of
         original issue discount ($3,386,077) less excess
         ($32,995) of fees and expenses over interest income          3,353,082

       Net assets                                                   $33,679,222

     2014 TRUST

       Cost of 380,461.557 units at Dates of Deposit                $17,182,178
       Redemption of units - Net cost of 2,066,322.129 units
         redeemed less redemption amounts                             2,629,932
       Realized loss on securities sold or redeemed                  (1,030,373)

       Unrealized appreciation of investments                         2,563,753
       Net capital applicable to Holders                             21,345,490
       Undistributed net investment income - accretion of
         original issue discount ($2,465,290) less excess
         ($69,162) of fees and expenses over interest income          2,396,128

       Net assets                                                   $23,741,618

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS


3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                             Year             Year              Year
                            Ended            Ended             Ended
       Trust            March 31, 2003   March 31, 2002    March 31, 2001

       2004              149,152.439      120,688.663       144,617.077
       2014              226,875.897      264,177.838       221,317.861

     Units were redeemed as follows:

                             Year             Year              Year
                            Ended            Ended             Ended
       Trust            March 31, 2003   March 31, 2002    March 31, 2001

       2004               73,871.495       95,694.522        92,165.012
       2014              281,229.962      310,311.737       448,334.706

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 2003, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying statements of condition are $42,650 and $71,500 for the 2004 and 2014 Trusts, respectively, payable to the Trustee for reimbursement of costs related to the organization of the Trusts.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

2004 AND 2014 TRUSTS
NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS

                                                                   2004 TRUST
                                                             Years Ended March 31,
                                                         2003         2002         2001

PER UNIT OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $93.12       $88.10       $78.16

  Income from Investment operations

  Net investment income                                    4.29         4.62         4.64

  Net realized and unrealized gain (loss) on
    investments                                            1.66         0.15         5.50

  Total from investment operations                         5.95         4.77        10.14

  Net capital share transactions                           0.41         0.25        (0.20)

  Net asset value, end of period                         $99.48       $93.12       $88.10

TOTAL RETURN                                              6.11%         5.21%       12.26%

RATIO TO AVERAGE NET ASSETS:
  Expense                                                 0.10%         0.15%        0.18%
  Net investment income                                   4.40%         5.04%        5.61%


                                                                   2014 TRUST
                                                             Years Ended March 31,
                                                         2003         2002         2001
PER UNIT OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $49.38       $50.07        $42.92

  Income from Investment operations

  Net investment income                                    3.23         2.92          3.03

  Net realized and unrealized gain (loss) on
    investments                                            9.95        (3.39)         3.97

  Total from investment operations                        13.18        (0.47)         7.00

  Net capital share transactions                          (0.16)       (0.22)         0.15

  Net asset value, end of period                         $62.40       $49.38        $50.07

TOTAL RETURN                                              22.91%       (0.93)%        15.34%

RATIO TO AVERAGE NET ASSETS:
  Expense                                                  0.17%        0.27%         0.27%
  Net investment income                                    5.62%        5.79%         6.64%

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

PORTFOLIOS
AS OF MARCH 31, 2003

           Portfolio No. and Title                  Interest                    Face         Adjusted
                of Securities                        Rates    Maturities       Amount        Cost(1)        Value(1)

2004 TRUST

  1  Stripped Treasury Securities(2)                 0.000%   5/15/04       $33,615,000    $32,019,276    $33,175,887
  2  U.S. Treasury Notes                             7.250    5/15/04           570,471        613,178        609,268

     Total                                                                  $34,185,471    $32,632,454    $33,785,155

2014 TRUST

  1  Stripped Treasury Securities (2)               0.000%    5/15/14       $37,900,000    $20,630,849    $23,139,352
  2  U.S. Treasury Bonds                             7.250    5/15/16           524,584        619,579        674,829

     Total                                                                  $38,424,584    $21,250,428    $23,814,181

(1)   See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.



              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             U.S GOVERNMENT ZERO COUPON BOND SERIES
Information Supplement                   3 AND 8
that gives more details about
the Trusts, by calling:                  (A Unit Investment Trust)
The Bank of New York
1-800-221-7771                           ---------------------------------------
                                         This Prospectus does not contain
                                         complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file nos.
                                         33-26716 and 333-36109) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         - To obtain copies at prescribed
                                         rates--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                                                     11352--7/03